Investment Risks	Oct. 28, 2026
Brandes U.S. Small-Mid Cap Value ETF | Stock Market and Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market and Equity Securities Risk. The stock markets are volatile and the market prices of the Fund’s equity securities may go up or down, sometimes rapidly and unpredictably. Equity securities may fluctuate in value more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Brandes U.S. Small-Mid Cap Value ETF | Mid and Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid and Small-Capitalization Company Risk. Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

Brandes U.S. Small-Mid Cap Value ETF | Value Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Securities Risk. The Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing utilized by the Advisor may cause the Fund’s performance to deviate from the performance of broad market benchmarks and other managers for substantial periods of time. It may take longer than expected for the prices of value securities to increase to the anticipated value, or they may never increase to that value or may decline. There have been extended periods of time when value securities have not performed as well as growth securities or the stock market in general and have been out of favor with investors.

Brandes U.S. Small-Mid Cap Value ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.

Brandes U.S. Small-Mid Cap Value ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an exchange-traded fund and, as a result of this structure, it is exposed to the following risks:

Brandes U.S. Small-Mid Cap Value ETF | Costs of Buying or Selling Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Brandes U.S. Small-Mid Cap Value ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Brandes U.S. Small-Mid Cap Value ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Shares of the Fund may trade on the Cboe BZX Exchange, Inc. (the “Exchange”) above (premium) or below (discount) their net asset value (“NAV”). In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Brandes U.S. Small-Mid Cap Value ETF | Focused Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Brandes U.S. Small-Mid Cap Value ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Liquidity risk exists when particular investments are or become difficult or impossible to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Securities of small-cap and mid-cap companies may be thinly traded. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for entire asset classes. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Brandes U.S. Small-Mid Cap Value ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Advisor is an active manager. The value of your investment may go down if the Advisor’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Advisor.

Brandes U.S. Small-Mid Cap Value ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Brandes U.S. Small-Mid Cap Value ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk. The risks of investments in depositary receipts, such as ADRs, are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of, or may be less liquid than, their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Brandes U.S. Small-Mid Cap Value ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems, and could be subject to capital controls or sanctions risks. Some emerging markets may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are subject to heightened emerging markets risks.

Brandes U.S. Small-Mid Cap Value ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities.

Brandes U.S. Small-Mid Cap Value ETF | Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Brandes U.S. Small-Mid Cap Value ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The value of the Fund’s investments may increase or decrease in response to expected real or perceived economic, political, geopolitical or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation or deflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions may be caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, geopolitical, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this Prospectus will likely increase.

Brandes U.S. Small-Mid Cap Value ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Brandes U.S. Small-Mid Cap Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Brandes U.S. Small-Mid Cap Value ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Brandes U.S. Value ETF | Stock Market and Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market and Equity Securities Risk. The stock markets are volatile and the market prices of the Fund’s equity securities may go up or down, sometimes rapidly and unpredictably. Equity securities may fluctuate in value more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Brandes U.S. Value ETF | Mid and Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid and Small-Capitalization Company Risk. Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

Brandes U.S. Value ETF | Value Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Securities Risk. The Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing utilized by the Advisor may cause the Fund’s performance to deviate from the performance of broad market benchmarks and other managers for substantial periods of time. It may take longer than expected for the prices of value securities to increase to the anticipated value, or they may never increase to that value or may decline. There have been extended periods of time when value securities have not performed as well as growth securities or the stock market in general and have been out of favor with investors.

Brandes U.S. Value ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.

Brandes U.S. Value ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an exchange-traded fund and, as a result of this structure, it is exposed to the following risks:

Brandes U.S. Value ETF | Costs of Buying or Selling Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares , including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Brandes U.S. Value ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Brandes U.S. Value ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Shares of the Fund may trade on the Cboe BZX Exchange, Inc. (the “Exchange”) above (premium) or below (discount) their net asset value (“NAV”). In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Brandes U.S. Value ETF | Focused Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Brandes U.S. Value ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Advisor is an active manager. The value of your investment may go down if the Advisor’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Advisor.

Brandes U.S. Value ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Brandes U.S. Value ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk. The risks of investments in depositary receipts, such as ADRs, are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of, or may be less liquid than, their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Brandes U.S. Value ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities.

Brandes U.S. Value ETF | Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Brandes U.S. Value ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The value of the Fund’s investments may increase or decrease in response to expected real or perceived economic, political, geopolitical or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation or deflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions may be caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, geopolitical, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this Prospectus will likely increase.

Brandes U.S. Value ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Brandes U.S. Value ETF | Financial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial Sector Risk. Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, is not known.

Brandes U.S. Value ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Company Risk. The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Brandes U.S. Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Brandes U.S. Value ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Brandes International ETF | Stock Market and Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market and Equity Securities Risk. The stock markets are volatile and the market prices of the Fund’s equity securities may go up or down, sometimes rapidly and unpredictably. Equity securities may fluctuate in value more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Brandes International ETF | Mid and Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid and Small-Capitalization Company Risk. Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

Brandes International ETF | Value Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Securities Risk. The Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing utilized by the Advisor may cause the Fund’s performance to deviate from the performance of broad market benchmarks and other managers for substantial periods of time. It may take longer than expected for the prices of value securities to increase to the anticipated value, or they may never increase to that value or may decline. There have been extended periods of time when value securities have not performed as well as growth securities or the stock market in general and have been out of favor with investors.

Brandes International ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.

Brandes International ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an exchange-traded fund and, as a result of this structure, it is exposed to the following risks:

Brandes International ETF | Costs of Buying or Selling Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Brandes International ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Brandes International ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Shares of the Fund may trade on the Cboe BZX Exchange, Inc. (the “Exchange”) above (premium) or below (discount) their net asset value (“NAV”). In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Brandes International ETF | Focused Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Brandes International ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Advisor is an active manager. The value of your investment may go down if the Advisor’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Advisor.

Brandes International ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Brandes International ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk. The risks of investments in depositary receipts, such as ADRs, are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of, or may be less liquid than, their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Brandes International ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems, and could be subject to capital controls or sanctions risks. Some emerging markets may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are subject to heightened emerging markets risks.

Brandes International ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities.

Brandes International ETF | Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Brandes International ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The value of the Fund’s investments may increase or decrease in response to expected real or perceived economic, political, geopolitical or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation or deflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions may be caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, geopolitical, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this Prospectus will likely increase.

Brandes International ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Brandes International ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Company Risk. The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Brandes International ETF | Risks of Investing in Europe and the United Kingdom [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Risks of Investing in Europe and the United Kingdom. To the extent that the Fund has direct or indirect investments in issuers located in Europe and the United Kingdom (“UK”), the Fund may be affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). The UK formally withdrew from the EU (commonly referred to as “Brexit”) under the terms of a new trade agreement on December 31, 2020. The agreement governs the relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time. This agreement formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund’s investments.

Brandes International ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Transactions Risk. The Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. In effecting creations and redemptions in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

Brandes International ETF | Risks of Investing in China [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Risks of Investing in China. To the extent that the Fund has direct or indirect investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, it will be subject to risks specific to the People’s Republic of China (“China”). The Chinese economy is subject to a considerable degree of economic, political and social instability. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Unanticipated political or social developments may result in sudden and significant investment losses.

Brandes International ETF | Consumer Staples Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Consumer Staples Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer staples sector, such as companies that produce or sell food, beverage, and drug retail or other household items, may be adversely impacted by changes in global and economic conditions, rising energy prices, and changes in the supply or price of commodities.

Brandes International ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Brandes International ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.